Income Taxes (Schedule Of Components Of Income Tax Expense/(Benefit))(Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current, Federal	$ 74,193,000	$ (9,011,000)	$ (5,304,000)
Current, State	(3,461,000)	(13,792,000)	(9,725,000)
Current, Foreign	1,000	10,000	33,000
Deferred, Federal	3,364,000	4,169,000	(59,417,000)
Deferred, State	4,390,000	(13,508,000)	(10,848,000)
Deferred, Foreign	14,000	(37,000)	(1,000)
Total income tax expense/(benefit)	$ 78,501,000	$ (32,169,000)	$ (85,262,000)